UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Susan A. Pickar

President and Chief Executive Officer

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street, Suite 2400

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS – 100.0%
$ 24,007,000	Deutsche Bank Securities, Inc. To be repurchased at $24,007,033 (collateralized by $24,525,500 par amount of U.S. Treasury Note, 0.38%; due 03/31/2016; Total Fair Value $24,487,191)	0.05%	04/01/14	$24,007,000
28,000,000	Goldman Sachs & Co. To be repurchased at $28,000,062 (collateralized by $82,197,486 par amount of Federal Home Loan Mortgage Corporation/Gold Participating Shares, 4.50%; due 02/01/2040; Total Fair Value $28,840,000)	0.08%	04/01/14	28,000,000
25,000,000	HSBC Securities (USA), Inc. To be repurchased at $25,000,056 (collateralized by $30,244,475 par amount of Federal National Mortgage Association, 2.50% to 4.00%; due 08/01/2028 to 03/01/2042; Total Fair Value $25,752,645)	0.08%	04/01/14	25,000,000
30,000,000	Morgan Stanley & Co., LLC To be repurchased at $30,000,100 (collateralized by $113,176,543 par amount of Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal Home Loan Mortgage Corporation/Gold Participating Shares, 2.17% to 5.64%; due 11/01/2018 to 10/01/2043; Total Fair Value $30,900,001)	0.12%	04/01/14	30,000,000
23,000,000	RBC Capital Markets, LLC To be repurchased at $23,000,077 (collateralized by $52,372,565 par amount of Federal National Mortgage Association, Federal Home Loan Mortgage Corporation/Gold Participating Shares and Government National Mortgage Association, 2.34% to 3.50%; due 11/01/2040 to 10/01/2043; Total Fair Value $23,689,958)	0.12%	04/01/14	23,000,000
4,700,000	SG Americas Securities, LLC To be repurchased at $4,700,007 (collateralized by $4,486,200 par amount of U.S. Treasury Note, 3.13%; due 01/31/2017; Total Fair Value $4,794,013)	0.05%	04/01/14	4,700,000

See accompanying notes to Schedule of Investments

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)
$ 17,000,000	TD Securities (USA), LLC To be repurchased at $17,000,028 (collateralized by $17,441,800 par amount of U.S. Treasury Notes, 2.13% to 2.38%; due 02/28/2015 to 01/31/2021; Total Fair Value $17,340,000)	0.06%	04/01/14	$17,000,000

	Total Repurchase Agreements (Cost $151,707,000)			151,707,000

	Total Investments – 100.0% (Cost $151,707,000 ) *			151,707,000

	Liabilities in excess of Other Assets – 0.0%			(11,322)

	Net Assets – 100.0%			$151,695,678

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

Par Value		Interest Rate	Maturity		Amortized Cost

U.S. TREASURY OBLIGATIONS – 5.4% (1)
$ 15,000,000	U. S. Treasury Bill	0.06%	04/24/14	$	14,999,463
13,000,000	U. S. Treasury Bill	0.09%	06/19/14		12,997,404
15,000,000	U. S. Treasury Bill	0.08%	09/11/14		14,994,499

	Total U.S. Treasury Obligations				42,991,366

	(Cost $42,991,366)

BANK OBLIGATIONS – 32.6%
YANKEE CERTIFICATES OF DEPOSIT – 32.6%
8,000,000	Bank of Montreal, Chicago (2)	0.23%	09/05/14		8,000,000
8,000,000	Bank of Nova Scotia Houston (2)	0.21%	09/10/14		8,000,000
8,000,000	Bank of Nova Scotia, Houston (2)	0.22%	12/01/14		8,000,000
8,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York	0.25%	08/19/14		8,000,000
6,000,000	BNP Paribas SA, New York	0.65%	06/03/14		6,004,185
2,220,000	Canadian Imperial Bank of Commerce, New York (2)	0.23%	06/13/14		2,220,000
9,000,000	Canadian Imperial Bank of Commerce, New York (2)	0.23%	08/08/14		9,000,000
10,000,000	Citibank NA	0.23%	08/06/14		10,000,000
20,000,000	Credit Agricole CIB, New York	0.11%	04/03/14		20,000,000
3,000,000	Credit Suisse, New York (2)	0.31%	06/06/14		3,000,000
12,000,000	DNB Bank ASA, New York	0.23%	08/01/14		11,999,797
15,000,000	Mitsubishi UFJ Trust and Banking Corp., New York	0.23%	07/31/14		15,000,000
5,000,000	Mizuho Bank Ltd., New York	0.15%	05/02/14		5,000,000
8,000,000	Mizuho Bank Ltd., New York	0.20%	06/23/14		8,000,000
8,000,000	National Australia Bank Ltd., New York (2)	0.24%	08/08/14		8,000,331
6,000,000	National Bank of Canada New York (2)	0.25%	12/24/14		6,000,000
4,000,000	Natixis, New York (3)	0.28%	09/08/14		3,999,826
16,000,000	Norinchukin Bank, New York	0.10%	04/02/14		16,000,000
9,000,000	Norinchukin Bank, New York	0.21%	04/14/14		9,000,387
6,500,000	Rabobank Nederland NV, New York (2)	0.27%	09/16/14		6,500,000
7,000,000	Rabobank Nederland NV, New York	0.35%	01/12/15		7,000,000
8,000,000	Rabobank Nederland NV, New York (2)	0.28%	03/17/15		8,000,000
5,000,000	Royal Bank of Canada, New York (2)	0.27%	10/10/14		5,000,000
10,000,000	Skandinaviska Enskilda Banken, New York	0.25%	07/14/14		10,000,000
4,000,000	Societe General, New York (3)	0.33%	09/19/14		4,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.22%	04/25/14		12,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.25%	07/14/14		9,999,711
10,000,000	Toronto Dominion Bank, New York	0.25%	08/12/14		10,000,000
10,000,000	Westpac Banking Corp., New York (2)	0.27%	07/18/14		10,000,000
10,000,000	Westpac Banking Corp., New York (2)	0.22%	10/08/14		10,000,000

					257,724,237

	Total Bank Obligations				257,724,237

	(Cost $257,724,237)

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Amortized Cost

CORPORATE DEBT – 28.2%

COMMERCIAL PAPER – 28.2%

ASSET BACKED SECURITIES – 23.6%
$ 2,700,000	Antalis US Funding Corp. (1)	0.24%	05/09/14	$	2,699,316
8,000,000	Bedford Row Funding Corp. (1)	0.30%	04/03/14		7,999,867
5,000,000	Bedford Row Funding Corp. (2)	0.26%	01/26/15		5,000,000
13,000,000	CAFCO LLC (1)	0.24%	08/05/14		12,989,080
8,500,000	CAFCO LLC (1)	0.24%	08/12/14		8,492,463
7,000,000	Ciesco LLC (1)	0.23%	08/18/14		6,993,784
7,000,000	Collateralized CP Co., LLC (1)	0.30%	08/12/14		6,992,241
10,000,000	Collateralized CP Co., LLC (1)	0.28%	09/24/14		9,986,311
10,000,000	Fairway Finance Co., LLC (2)	0.20%	04/04/14		10,000,000
10,000,000	Fairway Finance Co., LLC (2)	0.19%	07/18/14		10,000,000
8,000,000	Jupiter Securitization Co., LLC (1)	0.23%	07/07/14		7,995,042
10,000,000	Jupiter Securitization Co., LLC (1)	0.22%	09/12/14		9,989,978
8,000,000	Kells Funding LLC (2)	0.25%	12/09/14		7,999,268
15,000,000	Kells Funding LLC (2)	0.24%	02/13/15		15,000,737
8,000,000	Northern Pines Funding LLC (1)	0.25%	05/27/14		7,996,889
10,000,000	Old Line Funding LLC (1)	0.23%	06/09/14		9,995,592
10,000,000	Old Line Funding LLC (1)	0.22%	08/13/14		9,991,811
10,000,000	Old Line Funding LLC (1)	0.23%	09/15/14		9,989,331
18,000,000	Sydney Capital Corp. (1)	0.19%	04/24/14		17,997,815
9,000,000	Working Capital Management Co. (1)	0.12%	04/07/14		8,999,820

					187,109,345

FINANCIAL COMPANIES – 4.6% (1)
10,000,000	Credit Suisse, New York	0.18%	04/24/14		9,998,850
13,000,000	General Electric Capital Corp.	0.20%	08/04/14		12,990,972
8,000,000	Societe Generale North America	0.25%	05/02/14		7,998,312
5,000,000	Svenska Handelsbanken, Inc	0.21%	05/08/14		4,998,946

					35,987,080

	Total Commercial Paper				223,096,425

	Total Corporate Debt (Cost $223,096,425)				223,096,425

MUNICIPAL BONDS – 8.5% (4)
3,000,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	02/01/23		3,000,000
5,310,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	08/01/40		5,310,000
11,300,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.06%	08/01/37		11,300,000
20,000,000	New Jersey State Housing & Mortgage Finance Agency RB, Home Mortgage, Series V, Standby purchase agreement: BNP Paribas	0.06%	10/01/37		20,000,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Amortized Cost

MUNICIPAL BONDS (continued)
$ 18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.07%	05/15/34	$	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.05%	09/01/35		10,000,000

	Total Municipal Bonds (Cost $67,610,000)				67,610,000

TIME DEPOSITS – 3.1%
15,339,000	Credit Agricole Corporate & Investment Bank	0.06%	04/01/14		15,339,000
9,000,000	ING Bank NV, Amsterdam	0.10%	04/02/14		9,000,000

	Total Time Deposits (Cost $24,339,000)				24,339,000

REPURCHASE AGREEMENTS – 22.2%
105,430,000	Deutsche Bank Securities, Inc. To be repurchased at $105,430,351 (collateralized by $115,183,215 par amount of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Banks, 0.00% to 5.00%; due 10/24/2022 to 02/22/2044; Total Fair Value $107,637,156)	0.12%	04/01/14		105,430,000
12,000,000	Goldman Sachs & Co. To be repurchased at $12,000,027 (collateralized by $13,443,846 par amount of Federal Home Loan Mortgage Corporation/Gold Participating Shares, 3.50%; due 01/01/2043; Total Fair Value $12,360,001)	0.08%	04/01/14		12,000,000
58,657,000	Goldman Sachs & Co. To be repurchased at $58,657,130 (collateralized by $56,746,516 par amount of Federal National Mortgage Association and Federal Home Loan Mortgage Corporation/Gold Participating Shares, 4.00% to 4.50%; due 03/01/2034 to 02/01/2044; Total Fair Value $60,416,711)	0.08%	04/01/14		58,657,000

	Total Repurchase Agreements				176,087,000

	(Cost $176,087,000)

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Concluded)

Total Investments – 100.0% (Cost $791,848,028 )*		791,848,028

Liabilities in excess of Other Assets – 0.0%		(77,556)

Net Assets – 100.0%	$	791,770,472

Net Asset Value Per Participation Certificate	$	1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 65-days notice.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
GO	General Obligation
NA	National Association
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

Par Value		Interest Rate	Maturity		Fair Value

U.S. TREASURY OBLIGATIONS – 61.9% (1)
$ 1,000,000	U.S. Treasury Bill	0.10%	04/03/14	$	999,999
2,000,000	U.S. Treasury Bill	0.12%	05/29/14		1,999,915
2,250,000	U.S. Treasury Bill	0.07%	07/24/14		2,249,723
6,250,000	U.S. Treasury Bill	0.11%	07/24/14		6,249,231
500,000	U.S. Treasury Bill	0.12%	08/21/14		499,894
15,150,000	U.S. Treasury Bill	0.13%	12/11/14		15,142,122
6,500,000	U.S. Treasury Bill	0.10%	02/05/15		6,494,124
13,600,000	U.S. Treasury Bill	0.10%	02/05/15		13,587,991

	Total U.S. Treasury Obligations				47,222,999

	(Cost $47,216,208)

AGENCY OBLIGATIONS – 37.4%
159,051	Federal Home Loan Bank (2)	4.78%	01/25/17		165,185
135,409	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17		144,080
464,546	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18		492,736
314,036	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21		332,303
225,605	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21		238,485
545,395	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25		578,519
411,961	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26		436,507
151,630	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17		160,726
197,849	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23		199,334
86,046	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34		86,813
696,082	Federal National Mortgage Association (2)	3.60%	08/01/14		695,994
744,619	Federal National Mortgage Association (2)	2.99%	01/01/15		749,492
15,920	Federal National Mortgage Association (2)	4.86%	01/01/15		16,162
774,407	Federal National Mortgage Association (2)	4.43%	07/01/15		793,079
407,575	Federal National Mortgage Association (2)	4.99%	10/01/15		424,202
1,018,059	Federal National Mortgage Association (2)	2.51%	11/01/15		1,042,429
1,349,374	Federal National Mortgage Association (2)	5.97%	08/01/16		1,488,189
80,952	Federal National Mortgage Association (2)	4.50%	05/01/18		85,720
525,028	Federal National Mortgage Association (2)	5.50%	09/01/18		559,713
677,097	Federal National Mortgage Association (2)	4.50%	10/01/19		717,681
511,522	Federal National Mortgage Association (2)	4.50%	07/01/20		542,196
610,059	Federal National Mortgage Association (2)	4.00%	10/01/20		645,810
427,104	Federal National Mortgage Association (2)	4.00%	04/01/23		452,233
407,678	Government National Mortgage Association	4.50%	06/15/19		429,466
750,231	Government National Mortgage Association	2.53%	06/16/34		757,899
418,100	Government National Mortgage Association	2.21%	12/16/35		420,955
200,086	Government National Mortgage Association	5.85%	07/20/58		209,939
648,052	Government National Mortgage Association	5.65%	06/20/59		700,653
474,027	Government National Mortgage Association	5.46%	07/20/59		509,820
424,555	Government National Mortgage Association	5.46%	07/20/59		455,107
439,764	Government National Mortgage Association	5.46%	08/20/59		471,067
496,997	Government National Mortgage Association	5.47%	08/20/59		531,105
427,725	Government National Mortgage Association	5.47%	08/20/59		458,926
2,237,694	Government National Mortgage Association	5.62%	09/20/59		2,426,582
684,563	Government National Mortgage Association	5.51%	10/20/59		738,523
328,917	Government National Mortgage Association	5.59%	11/20/59		355,465
759,426	Government National Mortgage Association	5.50%	01/20/60		821,325
689,086	Government National Mortgage Association	4.31%	12/20/60		735,818

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Fair Value

AGENCY OBLIGATIONS (continued)
$ 578,784	Government National Mortgage Association	6.86%	06/20/61	$	642,859
440,799	Government National Mortgage Association	5.16%	06/20/62		479,562
581,282	Government National Mortgage Association	5.41%	06/20/62		623,164
223,989	Government National Mortgage Association (2)	5.06%	05/20/63		241,204
880,796	Government National Mortgage Association (3)	2.43%	10/20/63		944,897
237,615	Government National Mortgage Association, CMO	2.16%	07/16/33		239,142
607,816	Government National Mortgage Association, CMO	1.70%	08/16/33		613,483
52,527	Government National Mortgage Association, CMO	2.21%	11/16/34		52,712
159,913	Government National Mortgage Association, CMO(3)	4.91%	03/16/35		167,939
126,638	Government National Mortgage Association, CMO	2.16%	11/16/36		127,345
507,373	Government National Mortgage Association, CMO	2.19%	10/16/37		510,335
361,402	Government National Mortgage Association, CMO	2.00%	06/20/39		363,040
18,334	Government National Mortgage Association, CMO (3)	5.01%	02/16/44		18,587
369,308	National Credit Union Administration Guaranteed Notes (3)	0.53%	11/06/17		369,456
43,675	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20		44,035
141,355	Small Business Administration (3)	3.58%	04/25/16		142,797
465,612	Small Business Administration (3)	3.83%	09/25/17		482,924
473,378	Small Business Administration (3)	3.08%	06/25/22		499,714
485,278	Small Business Administration (3)	3.58%	08/25/22		521,861
379,773	Small Business Administration (3)	4.12%	03/25/24		421,027

	Total Agency Obligations				28,576,321

	(Cost $28,517,785)
Shares

REGISTERED INVESTMENT COMPANY – 9.2%
7,028,436	Dreyfus Treasury & Agency Cash Management Fund				7,028,436

	Total Registered Investment Company				7,028,436

	(Cost $7,028,436)

	Total Investments – 108.5% (Cost $82,762,429 )*				82,827,756

	Liabilities in excess of Other Assets – (8.5%)				(6,463,869)

	Net Assets – 100.0%			$	76,363,887

	Net Asset Value			$	10.00

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Concluded)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:
	Aggregate Cost	$82,762,429

	Unrealized appreciation	108,579
	Unrealized depreciation	(43,252)

	Net unrealized appreciation	$65,327

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of March 31, 2014.

CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

Par Value		Interest Rate	Maturity		Fair Value

U.S. TREASURY OBLIGATIONS – 29.2% (1)
$ 22,150,000	U.S. Treasury Bill	0.13%	12/11/14	$	22,138,482
14,500,000	U.S. Treasury Bill	0.11%	02/05/15		14,487,197

	Total U.S. Treasury Obligations				36,625,679

	(Cost $36,616,784)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.4%
103,818	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41		103,848
1,050,000	Bear Stearns Commercial Mortgage Securities (2)	5.12%	02/11/41		1,074,688
791,609	Bear Stearns Commercial Mortgage Securities (2)	4.98%	07/11/42		799,469
218,665	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50		228,279
1,280,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.31%	01/15/46		1,363,590
826,640	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39		896,065
274,314	GMAC Commercial Mortgage Securities Inc (2)	7.58%	09/15/33		277,163
1,100,000	Greenwich Capital Comm. Funding Series (2)	5.22%	04/10/37		1,153,040
80,683	GS Mortgage Securities Trust (2)	5.51%	04/10/38		80,707
890,274	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44		942,943
738,774	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46		754,249
206,082	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31		213,739
1,000,000	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31		1,062,083
594,401	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.83%	08/12/49		606,243
274,660	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.86%	08/12/49		276,795
948,485	Morgan Stanley Capital I (2)	5.23%	09/15/42		989,732
26,550	Morgan Stanley Capital I	5.61%	04/15/49		26,831
382,685	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43		383,275
472,805	Wachovia Bank Commercial Mortgage Trust (2)	5.75%	06/15/49		481,765

	Total Commercial Mortgage-Backed Securities				11,714,504

	(Cost $11,752,027)

ASSET-BACKED SECURITIES – 24.2%
149,199	AEP Texas Central Transition Funding LLC	5.09%	07/01/15		153,084
158,620	Ally Auto Receivables Trust	0.74%	04/15/16		158,867
845,000	Ally Master Owner Trust	1.21%	06/15/17		851,177
500,000	Ally Master Owner Trust (2)	0.62%	01/15/19		500,704
650,000	American Express Credit Account Master Trust(2)	0.86%	03/15/17		651,087
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17		725,169
64,377	Bank of America Auto Trust	0.78%	06/15/16		64,479
650,000	Barclays Dryrock Issuance Trust (2)	0.51%	12/16/19		650,809
500,000	Cabela’s Master Credit Card Trust (2)	0.50%	03/16/20		500,384
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17		500,388
325,000	Capital One Multi-Asset Execution Trust (2)	0.37%	03/15/17		325,035

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Fair Value

ASSET-BACKED SECURITIES (continued)
$ 500,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	$	517,661
415,000	Carmax Auto Owner Trust	0.60%	10/16/17		415,517
300,000	Carmax Auto Owner Trust	1.24%	10/15/18		300,921
180,400	CIT Marine Trust	6.25%	11/15/19		181,085
1,000,000	Citibank Credit Card Issuance Trust	5.50%	03/24/17		1,046,756
176,525	CNH Equipment Trust	0.94%	05/15/17		177,030
395,000	CNH Equipment Trust	2.46%	05/15/18		405,776
675,000	CNH Equipment Trust	0.69%	06/15/18		676,349
1,175,000	CNH Equipment Trust	0.69%	08/15/18		1,176,368
250,000	Discover Card Master Trust (2)	0.30%	10/17/16		250,002
300,000	Discover Card Master Trust	0.81%	08/15/17		301,093
700,000	Discover Card Master Trust	0.86%	11/15/17		703,254
850,000	Discover Card Master Trust	0.69%	08/15/18		850,745
43,189	Entergy Texas Restoration Funding LLC	2.12%	02/01/16		43,565
705,000	Fifth Third Auto Trust	0.88%	10/16/17		708,891
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17		514,737
500,000	Ford Credit Floorplan Master Owner Trust	0.74%	09/15/16		500,765
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16		345,564
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16		401,326
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18		301,188
1,100,000	GE Capital Credit Card Master Note Trust	3.69%	03/15/18		1,132,443
300,000	GE Capital Credit Card Master Note Trust (2)	1.00%	06/15/18		300,022
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18		453,047
600,000	GE Dealer Floorplan Master Note Trust (2)	0.75%	07/20/16		600,690
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.55%	04/20/18		1,003,162
181,713	GE Equipment Transportation LLC	0.99%	11/23/15		182,033
935,000	GE Equipment Transportation LLC	0.62%	07/25/16		936,115
1,000,000	John Deere Owner Trust	0.60%	03/15/17		1,001,796
250,000	John Deere Owner Trust	0.99%	06/15/18		251,410
500,000	John Deere Owner Trust	0.69%	01/15/19		500,077
34,351	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14		34,356
464,977	North Carolina State Education Assistance Authority (2)	1.14%	01/26/26		467,786
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18		300,356
697,000	SMART Trust Australia	0.84%	09/14/16		696,302
1,000,000	SMART Trust Australia (2)	0.58%	01/14/17		1,000,180
400,000	SMART Trust Australia	0.97%	03/14/17		400,600
1,000,000	Wachovia Bank Commercial Mortgage Trust Series (2)	5.56%	03/15/45		1,071,276
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19		1,100,479
675,000	World Financial Network Credit Card Master Trust (2)	0.53%	12/15/19		675,381
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17		364,210
919,680	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15		921,400
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17		516,671

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Fair Value

ASSET-BACKED SECURITIES (continued)
$ 1,440,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	$	1,449,726

	Total Asset-Backed Securities				30,259,294

	(Cost $30,217,018)

AGENCY OBLIGATIONS – 11.8%
500,000	Federal Home Loan Banks	0.80%	02/28/17		496,866
567,506	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25		601,972
1,042,467	Federal National Mortgage Association (3)	2.99%	01/01/15		1,049,289
235,905	Federal National Mortgage Association (3)	5.97%	08/01/16		260,173
963,459	Government National Mortgage Association (2)	0.40%	11/16/35		955,368
425,393	Government National Mortgage Association	2.21%	12/16/35		428,296
824,395	Government National Mortgage Association	5.46%	07/20/59		886,643
849,111	Government National Mortgage Association	5.46%	07/20/59		910,213
879,528	Government National Mortgage Association	5.46%	08/20/59		942,134
911,161	Government National Mortgage Association	5.47%	08/20/59		973,692
427,725	Government National Mortgage Association	5.47%	08/20/59		458,925
1,629,925	Government National Mortgage Association	5.62%	09/20/59		1,767,510
263,543	Government National Mortgage Association	5.72%	06/20/61		286,327
498,815	Government National Mortgage Association	5.16%	06/20/62		542,679
852,547	Government National Mortgage Association	5.41%	06/20/62		913,974
1,370,128	Government National Mortgage Association (2)	2.42%	10/20/63		1,469,840
633,119	Small Business Administration (2)	3.83%	09/25/17		656,659
401,248	Small Business Administration (2)	2.83%	06/25/22		422,085
596,839	Small Business Administration (2)	3.58%	08/25/22		641,833
58,365	Small Business Administration (2)	3.58%	12/25/23		63,070

	Total Agency Obligations				14,727,548

	(Cost $14,735,649)

CORPORATE BONDS – 25.1%

BANKS – 8.8%
250,000	American Express Credit Corp	2.75%	09/15/15		257,693
890,000	American Express Credit Corp (2)	0.75%	07/29/16		896,492
1,000,000	Bank of America Corp	4.50%	04/01/15		1,037,732
460,000	Bank of Montreal (2) (4)	0.48%	09/24/15		460,593
740,000	BB&T Corp	3.20%	03/15/16		772,678
1,000,000	BB&T Corp	3.95%	04/29/16		1,062,791
550,000	Canadian Imperial Bank of Commerce Canada (2) (4)	0.76%	07/18/16		553,328
650,000	Citigroup Inc. (2)	1.20%	07/25/16		658,580
750,000	Commonwealth Bank of Australia/ New York (4)	1.13%	03/13/17		747,647
400,000	Export-Import Bank of Korea (4)	5.88%	01/14/15		416,427
1,000,000	Goldman Sachs Group Inc. (The)	3.70%	08/01/15		1,037,337
936,000	JPMorgan Chase & Co.	3.45%	03/01/16		980,661
250,000	Morgan Stanley	4.75%	04/01/14		250,000
495,000	Morgan Stanley	6.00%	04/28/15		522,656
250,000	Morgan Stanley (2)	3.00%	08/31/15		255,313
250,000	Toronto-Dominion Bank (The) (4)	1.38%	07/14/14		250,828
365,000	US Bancorp	4.20%	05/15/14		366,656

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Fair Value

CORPORATE BONDS (continued)
$ 500,000	Wachovia Corp. (2)	0.56%	03/15/16	$	499,137

					11,026,549

BEVERAGES – 0.9%
1,098,000	Anheuser-Busch InBev Finance Inc (4)	0.80%	01/15/16		1,101,205

					1,101,205

CHEMICALS – 0.6%
800,000	Dow Chemical Co. (The)	2.50%	02/15/16		824,690

					824,690

COMMERCIAL SERVICES – 0.1%
132,000	Yale University	2.90%	10/15/14		133,750

					133,750

COMPUTERS – 0.4%
470,000	Apple Inc.	0.45%	05/03/16		468,687

					468,687

DIVERSIFIED FINANCIAL SERVICES – 5.0%
125,000	Boston Properties LP	5.63%	04/15/15		131,334
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15		607,695
939,000	Charles Schwab Corp. (The)	0.85%	12/04/15		942,797
500,000	ERP Operating LP	6.58%	04/13/15		530,877
1,000,000	Ford Motor Credit Co., LLC	7.00%	04/15/15		1,064,049
885,000	General Electric Capital Corp. (2)	1.00%	08/11/15		893,079
992,000	Simon Property Group LP	5.10%	06/15/15		1,045,225
1,000,000	Ventas Realty LP Ventas Capital Corp.	3.13%	11/30/15		1,038,134

					6,253,190

ELECTRIC – 2.9%
1,000,000	Dominion Resources Inc.	5.15%	07/15/15		1,056,410
466,000	Exelon Corp.	4.90%	06/15/15		487,646
1,000,000	Northern States Power Co.	1.95%	08/15/15		1,020,342
1,000,000	PSEG Power LLC	5.50%	12/01/15		1,074,710

					3,639,108

INSURANCE – 0.2%
224,000	Berkshire Hathaway Inc. (2)	0.94%	08/15/14		224,647

					224,647

MEDIA – 0.4%
500,000	Time Warner Cable, Inc.	7.50%	04/01/14		500,000

					500,000

MINING – 0.7%
918,000	Rio Tinto Finance USA PLC (4)	1.13%	03/20/15		923,262

					923,262

OFFICE ELECTRONICS – 0.4%
500,000	Xerox Corp.	8.25%	05/15/14		504,193

					504,193

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Continued)

Par Value		Interest Rate	Maturity		Fair Value

CORPORATE BONDS (continued)

OIL & GAS – 1.1%
$ 800,000	Devon Energy Corp.	1.88%	05/15/17	$	806,396
600,000	Petrobras International Finance Co. (4)	7.75%	09/15/14		618,600

					1,424,996

PHARMACEUTICALS – 0.8%
1,000,000	Teva Pharmaceutical Finance III LLC (4)	3.00%	06/15/15		1,027,612

					1,027,612

PIPELINES – 0.6%
700,000	Energy Transfer Partners LP	8.50%	04/15/14		701,834

					701,834

RETAIL – 1.6%
900,000	CVS Caremark Corp.	3.25%	05/18/15		925,925
1,000,000	TJX Cos Inc.	4.20%	08/15/15		1,048,567

					1,974,492

TELECOMMUNICATION SERVICES – 0.6%
700,000	Cisco Systems, Inc. (2)	0.52%	03/03/17		701,923

					701,923

	Total Corporate Bonds				31,430,138

	(Cost $31,393,925)
Shares

REGISTERED INVESTMENT COMPANY – 3.7%
4,668,766	Dreyfus Treasury & Agency Cash Management Fund				4,668,766

	Total Registered Investment Company				4,668,766

	(Cost $4,668,766)

	Total Investments – 103.4% (Cost $129,384,169) *				129,425,929

	Liabilities in excess of Other Assets – (3.4%)				(4,235,822)

	Net Assets – 100.0%			$	125,190,107

	Net Asset Value Per Participation Certificate			$	9.98

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:
	Aggregate Cost	$129,384,169

	Unrealized appreciation	154,374
	Unrealized depreciation	(112,614)

	Net unrealized appreciation	$41,760

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of March 31, 2014.

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2014

(Concluded)

(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(4)	Security is domiciled in a foreign jurisdiction.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2014

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate accretion and amortization of any discount or premium is recorded until effective maturity or sale of the security.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

— Level 1 –	quoted prices in active markets for identical securities
— Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
— Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2014 is as follows:

	Total Fair Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$151,707,000	$—	$151,707,000	$—

Money Market Portfolio
Investments in Securities*	$791,848,028	$—	$791,848,028	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2014

(Concluded)

	Total Fair Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$47,222,999	$—	$47,222,999	$—
Agency Obligations	28,576,321	—	28,576,321	—
Registered Investment Company	7,028,436	7,028,436	—	—

	$82,827,756	$7,028,436	$75,799,320	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$36,625,679	$—	$36,625,679	$—
Commercial Mortgage-Backed Securities	11,714,504	—	11,714,504	—
Asset-Backed Securities	30,259,294	—	30,259,294	—
Agency Obligations	14,727,548	—	14,727,548	—
Corporate Bonds	31,430,138	—	31,430,138	—
Registered Investment Company	4,668,766	4,668,766	—	—

	$129,425,929	$4,668,766	$124,757,163	$—

   * Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended March 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Plan Investment Fund, Inc.

By:	/s/ Susan A. Pickar

Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar

Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 28, 2014

By:	/s/ Joseph S. Castellon

Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	May 28, 2014